Columbia Variable Portfolio – Select Large Cap Equity Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 8.3%
Interactive Media & Services 8.3%
Alphabet, Inc., Class C	905,480	141,463,140
Meta Platforms, Inc., Class A	196,669	113,352,145
Total		254,815,285
Total Communication Services		254,815,285
Consumer Discretionary 9.7%
Automobiles 1.7%
General Motors Co.	737,166	34,668,917
Tesla, Inc.(a)	70,420	18,250,047
Total		52,918,964
Broadline Retail 4.8%
Amazon.com, Inc.(a)	771,618	146,808,041
Hotels, Restaurants & Leisure 1.4%
Hilton Worldwide Holdings, Inc.	195,880	44,572,494
Specialty Retail 1.8%
TJX Companies, Inc. (The)	441,982	53,833,407
Total Consumer Discretionary		298,132,906
Consumer Staples 4.8%
Consumer Staples Distribution & Retail 2.0%
Walmart, Inc.	703,959	61,800,561
Household Products 2.8%
Procter & Gamble Co. (The)	509,670	86,857,961
Total Consumer Staples		148,658,522
Energy 3.9%
Oil, Gas & Consumable Fuels 3.9%
Devon Energy Corp.	1,004,670	37,574,658
Exxon Mobil Corp.	680,959	80,986,454
Total		118,561,112
Total Energy		118,561,112
Financials 14.2%
Banks 6.2%
Bank of America Corp.	1,663,608	69,422,362
Citigroup, Inc.	602,042	42,738,961
JPMorgan Chase & Co.	321,422	78,844,817
Total		191,006,140
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 3.6%
Blackrock, Inc.	63,794	60,379,745
Goldman Sachs Group, Inc. (The)	91,399	49,930,360
Total		110,310,105
Financial Services 2.8%
MasterCard, Inc., Class A	155,252	85,096,726
Insurance 1.6%
Hartford Insurance Group, Inc. (The)	383,583	47,460,724
Total Financials		433,873,695
Health Care 10.6%
Biotechnology 2.2%
Exact Sciences Corp.(a)	283,163	12,258,127
Insmed, Inc.(a)	210,804	16,082,237
Vertex Pharmaceuticals, Inc.(a)	80,838	39,191,879
Total		67,532,243
Health Care Equipment & Supplies 3.0%
Boston Scientific Corp.(a)	441,085	44,496,655
Intuitive Surgical, Inc.(a)	96,999	48,040,694
Total		92,537,349
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	89,001	44,286,898
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	679,230	41,426,238
Eli Lilly & Co.	95,086	78,532,478
Total		119,958,716
Total Health Care		324,315,206
Industrials 10.8%
Aerospace & Defense 1.4%
General Dynamics Corp.	156,444	42,643,506
Commercial Services & Supplies 3.2%
Cintas Corp.	209,126	42,981,667
Republic Services, Inc.	232,697	56,349,905
Total		99,331,572
Electrical Equipment 1.2%
Eaton Corp. PLC	133,305	36,236,298

Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.9%
Union Pacific Corp.	244,660	57,798,478
Machinery 2.2%
Parker-Hannifin Corp.	59,468	36,147,624
Stanley Black & Decker, Inc.	408,543	31,408,786
Total		67,556,410
Passenger Airlines 0.9%
Delta Air Lines, Inc.	609,345	26,567,442
Total Industrials		330,133,706
Information Technology 28.6%
Electronic Equipment, Instruments & Components 1.5%
TE Connectivity PLC	324,275	45,826,543
Semiconductors & Semiconductor Equipment 8.3%
Broadcom, Inc.	399,281	66,851,618
NVIDIA Corp.	1,731,620	187,672,976
Total		254,524,594
Software 12.3%
Adobe, Inc.(a)	101,454	38,910,653
Datadog, Inc., Class A(a)	213,785	21,209,610
Gitlab, Inc., Class A(a)	303,253	14,252,891
Microsoft Corp.	598,034	224,495,983
Palo Alto Networks, Inc.(a)	233,089	39,774,307
ServiceNow, Inc.(a)	48,590	38,684,442
Total		377,327,886
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc.	891,986	198,136,850
Total Information Technology		875,815,873
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.7%
Health Care REITs 1.3%
Healthpeak Properties, Inc.	1,948,123	39,391,047
Industrial REITs 1.2%
Prologis, Inc.	339,455	37,947,675
Specialized REITs 1.2%
Equinix, Inc.	44,092	35,950,412
Total Real Estate		113,289,134
Utilities 4.0%
Electric Utilities 1.5%
Entergy Corp.	534,546	45,698,338
Multi-Utilities 2.5%
Ameren Corp.	369,639	37,111,755
DTE Energy Co.	295,081	40,800,850
Total		77,912,605
Total Utilities		123,610,943
Total Common Stocks (Cost $1,987,000,601)		3,021,206,382

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	42,240,763	42,232,315
Total Money Market Funds (Cost $42,230,503)		42,232,315
Total Investments in Securities (Cost: $2,029,231,104)		3,063,438,697
Other Assets & Liabilities, Net		563,110
Net Assets		3,064,001,807
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	27,938,626	75,410,383	(61,116,636)	(58)	42,232,315	1,407	250,785	42,240,763
Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Select Large Cap Equity Fund  | 2025

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1QT7071_12_D01_(05/25)